Accounts Receivable and Loans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 U S Card Services [Member] Cardmember Loans [Member]	Dec. 31, 2010 U S Card Services [Member] Cardmember Loans [Member]	Dec. 31, 2011 U S Card Services [Member] Cardmember Receivables [Member]	Dec. 31, 2010 U S Card Services [Member] Cardmember Receivables [Member]	Dec. 31, 2011 International Card Services [Member] Cardmember Loans [Member]	Dec. 31, 2010 International Card Services [Member] Cardmember Loans [Member]	Dec. 31, 2011 International Card Services [Member] Cardmember Receivables [Member]	Dec. 31, 2010 International Card Services [Member] Cardmember Receivables [Member]	Mar. 31, 2010 International Card Services [Member] Cardmember Receivables [Member]	Dec. 31, 2011 Global Commercial Services [Member] Cardmember Receivables [Member]	Dec. 31, 2010 Global Commercial Services [Member] Cardmember Receivables [Member]	Mar. 31, 2010 Global Commercial Services [Member] Cardmember Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate Principal	2.90%	5.80%	1.70%	1.60%	2.70%	4.60%
Net Write Off Rate Principal Interest Fees	3.20%	6.30%	1.90%	1.80%	3.30%	5.50%
30 Days Past Due as a % of Total	1.40%	2.10%	1.90%	1.50%	1.70%	2.30%
Net Loss Ratio as a % of Charge Volume							0.15%	0.24%		0.06%	0.11%
90 days past billing as a percentage of receivables							0.90%	1.00%		0.80%	0.80%
Credit Quality Indicator For Loans And Receivables (Textuals) [Abstract]
Cardmember receivables net write offs due to methodology change									$ 60			$ 48